Share Capital and Capital reserve (Tables)	3 Months Ended
Mar. 31, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve

	Shares		March 31, 2022	December 31, 2021
	March 31, 2022	December 31, 2021	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares with nil nominal value	172,536,436	173,559,173	1,612.8	1,639.6
Founder Preferred Shares with nil nominal value	1,500,000	1,500,000	10.6	10.6
Total share capital and capital reserve			1,623.4	1,650.2
Listing and share transaction costs			(27.1)	(27.1)
Total net share capital and capital reserve			1,596.3	1,623.1